FEDERATED U.S. GOVERNMENT BOND FUND

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                October 31, 2005





EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



       RE:    FEDERATED U.S. GOVERNMENT BOND FUND (the "Fund")
                  1933 Act File No. 2-98494
                  1940 Act File No. 811-4489



Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2005, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 31 on October 28, 2005.

                  If you have any questions regarding this certification, please contact me at (412) 288-7262.



                                                Very truly yours,



                                                /s/ Travis E. Williams
                                                Travis E. Williams
                                                Assistant Secretary